Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2016	$ 361.8
Expected future benefit payments, 2017	362.6
Expected future benefit payments, 2018	362.9
Expected future benefit payments, 2019	363.5
Expected future benefit payments, 2020	364.5
Expected future benefit payments, 2021 - 2025	1,814.7
International Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2016	104.6
Expected future benefit payments, 2017	105.6
Expected future benefit payments, 2018	107.1
Expected future benefit payments, 2019	109.3
Expected future benefit payments, 2020	110.8
Expected future benefit payments, 2021 - 2025	573.9
Other Postretirement Benefit Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2016	15.9
Expected future benefit payments, 2017	15.4
Expected future benefit payments, 2018	14.7
Expected future benefit payments, 2019	14.0
Expected future benefit payments, 2020	13.1
Expected future benefit payments, 2021 - 2025	46.2
Gross Medicare Part D Receipts, 2016	1.1
Gross Medicare Part D Receipts, 2017	1.0
Gross Medicare Part D Receipts, 2018	0.9
Gross Medicare Part D Receipts, 2019	0.8
Gross Medicare Part D Receipts, 2020	0.7
Gross Medicare Part D Receipts, 2021 - 2025	$ 2.0